3. FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
3. FAIR VALUE MEASUREMENTS

As of June 30, 2013 (unaudited) and December 31, 2012 and 2011, the Company had no assets which were measured at fair value.

The following tables present information about the Company’s liabilities measured at fair value as of June 30, 2013 (unaudited) and December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Balance as of June 30 , 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,325,220	$2,325,220
Derivative liabilities (oil collar)		56,548		56,548

Total liabilities (at fair value)	$	$56,548	$2,325,220	$2,381,768

	Level 1	Level 2		Level 3	Balance as of December 31, 2012
Liabilities (at fair value):

Asset retirement obligations	$	$		$2,271,999	$2,271,999
Derivative liabilities (oil collar)			159,369		159,369

Total liabilities (at fair value)	$		$159,369	$2,271,999	$2,431,368

	Level 1	Level 2	Level 3	Balance as of December 31, 2011
Liabilities (at fair value):

Asset retirement obligations	$	$	$2,331,865	$2,331,865